Intangible Assets, Net (Tables) - EUDA Health Limited [Member]	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of June 30, 2022	As of December 31, 2021	As of December 31, 2020
	(Unaudited)
Customer relationships	$627,397	$646,246	$659,229
Less: Accumulated amortization	(403,398)	(356,284)	(197,940)
Total intangible assets, net	$223,999	$289,962	$461,289

Intangible assets consisted of the following:

	As of September 30, 2022	As of December 31, 2021
	(Unaudited)
Customer relationships	$607,166	$646,246
Less: Accumulated amortization	(418,216)	(356,284)
Total intangible assets, net	$188,950	$289,962

Schedule of Amortization Expense

The following table sets forth the Company’s amortization expense for the next five years ending as of June 30, 2022 (Unaudited):

Amortization
expenses
Twelve months ending June 30, 2023	$97,533
Twelve months ending June 30, 2024	65,764
Twelve months ending June 30, 2025	39,884
Twelve months ending June 30, 2026	17,482
Twelve months ending June 30, 2027	3,336
Total	$223,999

The following table sets forth the Company’s amortization expense for the next five years ending as of September 30, 2022 (Unaudited):

Amortization
expenses
Twelve months ending September 30, 2023	$85,929
Twelve months ending September 30, 2024	56,730
Twelve months ending September 30, 2025	32,989
Twelve months ending September 30, 2026	13,302
Total	$188,950